                            Jacob Internet Fund Inc.

                       Statement of Additional Information
                        Supplement dated October 23, 2003

     This  supplement to the Jacob Internet Fund Inc. (the "Fund")  Statement of
Additional Information dated January 2, 2003, amends the Statement of Additional
Information as follows:

     On October  17,  2003,  the Board of  Directors  of the Fund  reviewed  and considered new "best practice" corporate  governance  recommendations for mutual funds set forth by the Investment  Company  Institute  (ICI) on October 3, 2003.
One of the new ICI "best  practice"  recommendations  is to avoid  having  close family  members of an employee,  officer or interested  director of a fund,  its investment adviser, or principal underwriter serve as independent directors of a fund.  Leonard S. Jacob is the uncle of Ryan I. Jacob,  an affiliated  person of the Fund due to his position  with Jacob Asset  Management  of New York LLC, the
Fund's  adviser.  Since the Fund's  inception,  Leonard  S.  Jacob was  properly classified and served as an independent  director of the Fund,  because he meets the standard  for  independence  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"). As a result of the new "best practice" recommendation, the Board  re-classified  Leonard S. Jacob as an interested  director  effective
October 17, 2003,  despite the fact that the 1940 Act, and other applicable laws and regulations do not require such classification. In addition, and as a result of the re-classification of Dr. Jacob,  interested director Francis J. Alexander resigned  his  position  on the Board so that the Board can  continue  to have a majority of  independent  members as required  under the 1940 Act.  The Board is also considering the possibility of adding another  independent  Director to the
Fund's Board.

I.   The Statement of Additional  Information is amended by replacing the second paragraph and chart under the section "III. Management of the Fund" on page
     7 - 8 with the following:

     The  Directors  and  officers of the Fund and their  principal  occupations during the past five years are set forth  below.  Their  titles may have  varied during this period.

                                  Term of                                Number of
                     Position(s)  Office &                             Portfolios in
                      Held with   Length                               Fund Complex        Other
Name, Address and        the      of Time     Principal Occupation      Overseen by    Directorships
        Age          Corporation  Served(1)  During Past Five Years      Director     Held By Director
-----------------    -----------  ---------  ----------------------      --------     ----------------

Independent
Directors:

William B. Fell       Director      Since    Manager, Financial              1              None
19 West 34th Street                 1999     Analysis, Food and
Suite 816A                                   Support Services
New York, NY  10001                          Division of Aramark
Age: 34                                      Corporation since
                                             March 2003; Director
                                             of Forecasting and
                                             Financial Systems,
                                             March 2002-March 2003,
                                             Manager, Accounting
                                             Services, September
                                             1996-March 2002;
                                             Senior Accountant,
                                             March 1995-September
                                             1996, Maritrans Inc.;
                                             Senior Accountant,
                                             Ernst & Young, LLP,
                                             September 1994-March
                                             1995.

Christopher V.        Director      Since    Self-Employed                   1              None
Hajinian                            1999     attorney; Litigation
19 West 34th Street                          associate, Naulty,
Suite 816A                                   Scaricamazza &
New York, NY  10001                          McDevitt, Ltd., August
Age: 34                                      1996-August 1999.

Jeffrey I.            Director      Since    Associate attorney,             1              None
Schwarzschild                       1999     Law Office of Mark E.
19 West 34th Street                          Merin since April
Suite 816A                                   2003; associate
New York, NY 10001                           attorney, Goldstein,
Age: 32                                      Gellman, Melbostad,
                                             Gibson & Harris, LLP
                                             ("Goldstein Gellman"),
                                             June 2001-March 2003;
                                             Consultant,
                                             International Venture
                                             Associates (high-level
                                             strategic consulting
                                             and business
                                             development firm),
                                             February 2000-June
                                             2001.  Associate
                                             attorney, Goldstein
                                             Gellman, February
                                             1999-February 2000;
                                             worked as a contract
                                             attorney for several
                                             San Francisco Bay area
                                             firms, 1997-1999.

Interested
Directors:

Ryan I. Jacob(2, 3)   Director,     Since    Chairman and Chief              1              None
19 West 34th Street   President,     1999    Executive Officer of
Suite 816A            Chairman               the Adviser, Chief
New York, NY  10001   of the                 Portfolio Manager of
Age: 34               Board and              the Fund since
                      Chief                  inception in 1999;
                      Executive              Chief Portfolio
                      Officer                Manager, The Internet
                                             Fund, Inc., December
                                             1997-June 1999;
                                             Analyst, Horizon Asset
                                             Management,
                                             1994-August 1998.

Leonard S. Jacob,     Director      Since    Chairman and Chief              1         Macromed Inc.,
M.D.,                               1999     Executive Officer,                        Carelift
Ph.D.(2, 4)                                  InKine Pharmaceutical                     International (a
1787 Sentry Park                             Company, Inc. since                       non-profit
West,                                        November 1997;                            medical relief
Building 18, Suite                           President and Chief                       organization),
440,                                         Executive Officer,                        Recording for the
Blue Bell, PA 19422                          Sangen Pharmaceutical                     Blind and
Age: 54                                      Company since June                        Dyslexic, Saving
                                             1996; Independent                         Face (a
                                             Consultant to various                     non-profit
                                             biotechnology                             organization for
                                             companies since June                      facially
                                             1996; Co-founder and                      disfigured
                                             Chief Operating                           children).
                                             Officer, Magainin
                                             Pharmaceutical Inc.
                                             1989-1996; Worldwide
                                             V.P. Smith Kline
                                             Beckman, 1985-1989.

Officers:

Francis J.            Vice           Since   Member of the Adviser          N/A             N/A
Alexander             President,     1999    and portfolio manager
19 West 34th Street   Secretary              of the Fund since
Suite 816A            and                    inception in 1999,
New York, NY  10001   Treasurer              Director of the Fund,
Age: 58                                      1999-October 17, 2003;
                                             President, Alexander
                                             Capital Management,
                                             Inc., March 1985 to
                                             present; Managing
                                             Member, ACMG, LLC
                                             (registered investment
                                             adviser), October 1999
                                             to present; Director
                                             and portfolio manager,
                                             1998-March 2002,
                                             chairman of investment
                                             committee, March
                                             1999-March 2002,
                                             Lepercq, de Neuflize &
                                             Co. Inc. (financial
                                             services company in
                                             investment advisory
                                             and broker/dealer
                                             business).

Darren Chervitz       Anti-Money     Since   Director of Research           N/A             N/A
19 West 34th Street   Laundering     2003    for the Adviser and
Suite 816A            Compliance             the Fund since July
New York, NY  10001   Officer                1999; financial editor
Age: 29                                      and reporter, CBS
                                             MarketWatch,, August
                                             1996-July 1999;
                                             technology stock
                                             analyst, ZDTV, August
                                             1996-July 1999.
------------

(1)  Each  Director  holds  office  during the  lifetime of the Fund until their termination or until the election and qualification of his successor.

(2)  Ryan I. Jacob and  Leonard S. Jacob are related to each other as nephew and uncle, respectively.

(3)  Ryan I.  Jacob  is  deemed  to be an  "interested  person"  of the Fund (as defined in the 1940 Act) because of his affiliation with the Adviser.

(4)  Under the 1940 Act  definition  of  "interested  person,"  Leonard S. Jacob qualifies as an independent director. Since the Fund's inception, Dr. Jacob acted and served in the role of independent  director. In October 2003, the
     Board of Directors voted to re-classify Dr. Jacob as an interested Director as a result of a new "best practice"  corporate  governance  recommendation for mutual funds.

II.  The Statement of Additional Information is further amended by replacing the second  paragraph of the  subsection  "Audit  Committee"  under the section
     "III. Management of the Fund" on page 8 with the following:

     Until October 17, 2003,  the Audit  Committee was composed of Dr. Jacob and
Messrs.  Fell,  Hajinian and  Schwarzschild;  after October 17, 2003,  the Audit
Committee is composed of Messrs.  Fell,  Hajinian and Schwarzschild.  During the
fiscal year ended August 31, 2002, the Audit Committee held one meeting.